Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details)	Dec. 31, 2024
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	The shorter of useful life and lease term
Machines [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Electronic Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, Fixtures and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicle [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	22 years
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	30 years